Related Parties - Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Principal Outstanding
Opening balance
Additions		$ 300,000
Repayment		(200,000)
Applied to warrant exercise		(100,000)
Ending Balance
Accrued Interest
Accrued interest, opening balance
Interest expense		22,521
Repayment		(14,465)
Applied to warrant exercise		$ (8,056)